Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Royalties	Fees	Total Payments
Total	$ 67,509,533	$ 1,848,970	$ 69,358,503
Alabama
Total	468,714		468,714
Federal
Total	$ 67,040,819	$ 1,848,970	$ 68,889,789